Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Millions of dollars)	2016	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$482	$482	$—	$—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	437	437	—	—
Foreign equity securities	199	199	—	—
High yield securities	115	15	100	—
Collateralized loan obligations	26	—	26	—
Money market funds held in trading accounts	13	13	—	—
Other trading securities	5	5	—	—
Trading securities – other current assets:
Domestic equity securities	30	30	—	—
Foreign equity securities	3	3	—	—
Fixed income mutual funds	3	3	—	—
Other	4	4	—	—
Derivatives:
Commodities (1)	3	3	—	—
Foreign currencies	1	—	1	—
Total Assets	$1,321	$1,194	$127	$—
Liabilities:
Derivatives:
Commodities (1)	$1	$1	$—	$—
Interest rate swaps	4	—	4	—
Foreign currencies	4	—	4	—
Total Liabilities	$9	$1	$8	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2016, the commodity derivatives had a margin account balance of $10 million resulting in a net other current asset on the consolidated balance sheet of $12 million.

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$81	$81	$—	$—
Trading securities – short-term investments:
Domestic equity securities	466	466	—	—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	450	450	—	—
Foreign equity securities	120	120	—	—
High yield securities	104	—	104	—
Money market funds held in trading accounts	22	22	—	—
Collateralized loan obligations	10	—	10	—
Other trading securities	1	—	1	—
Trading securities – other current assets:
Domestic equity securities	31	31	—	—
Foreign equity securities	5	5	—	—
Fixed income mutual funds	4	4	—	—
Other	3	2	1	—
Derivatives:
Commodities (1)	4	4	—	—
Foreign currencies	8	—	8	—
Total Assets	$1,309	$1,185	$124	$—
Liabilities:
Derivatives:
Commodities (1)	$18	$18	$—	$—
Interest rate swaps	6	—	6	—
Total Liabilities	$24	$18	$6	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2015, the commodity derivatives had a margin account balance of $29 million resulting in a net other current asset on the consolidated balance sheet of $15 million.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2016		2015
(Millions of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$—	$—	$81	$81
Short-term investments, trading securities	1,236	1,277	1,188	1,173
Long-term debt	516	516	522	522

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income

(Millions of dollars)		2016	2015
Commodities	Cost of sales	$21	$(45)
Foreign currencies	Cost of sales	(27)	16
Foreign currencies	Foreign currency	1	2
Interest rate	Miscellaneous, net	(2)	(4)

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

		Asset Derivatives			Liability Derivatives
		December 31,	December 31,		December 31,	December 31,
(Millions of dollars)		2016	2015		2016	2015
Commodities(1)	Other current assets	$3	$4	Other current liabilities	$1	$18
Foreign currencies	Other current assets	1	8	Other current liabilities	4	—
Interest rate	Other current assets	—	—	Other current liabilities	4	6

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2016 and 2015, the commodity derivatives had a margin account balance of $10 million and $29 million, respectively, resulting in a net other current asset on the consolidated balance sheets of $12 million and $15 million, respectively.